Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events

13.Subsequent Events

On May 2, 2022, the Merger Agreement and Merger (collectively the “Transaction”) described in footnote 3 was completed, resulting in NuScale surviving the merger and Spring Valley changing its name to NuScale Power Corporation. NuScale will continue to be held as a wholly controlled subsidiary of NuScale Power Corporation in an “Up-C” structure. The Transaction resulted in

NuScale receiving cash in the amount of $341,000, consisting of $235,000 in PIPE funding and $145,300 in cash in trust, partially offset by transaction costs of $39,300.

An evaluation of subsequent events has been performed through May 12, 2022, the date that the financial statements were issued, for purposes of disclosure and recognition.

12.	Subsequent Events
An evaluation of subsequent events has been performed through March 11, 2022, for purposes of disclosure and recognition and is the date that the financial statements were issued.